Note 18 - Other Income	12 Months Ended
Dec. 31, 2012
Other Income and Other Expense Disclosure [Text Block]
18.	Other Income

Income of $2,352,946 in 2010, $735,707 in 2011 and $254,604 in 2012 represents insurance proceeds consisting primarily of loss of hire insurance for the period M/V “Eleni P” was hijacked and unable to trade. The Company books such proceeds as other operating income when there is confirmation that its claim is accepted.